3. Trademarks	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
3. Trademarks

Trademarks consist of the following:

Trademarks at September 30, 2015	$20,174
Trademarks purchased at cost	2,418
Trademarks at September 30, 2016	22,592
Trademarks purchased at cost	50
Trademarks at June 30, 2017	$22,642

Trademarks consist of the following:

Trademarks at September 30, 2014	$–
Trademarks purchased from related party at cost	16,272
Trademarks purchased at cost	3,902
Trademarks at September 30, 2015	20,174
Trademarks purchased at cost	2,418
Trademarks at September 30, 2016	$22,592